Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		9 Months Ended			12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	[1]	Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities:
Net loss		$ (17,305)	$ (20,395)	[2]	$ (27,022)	[3]	$ (25,978)	[3]
Adjustments to reconcile net loss to net cash used in operations
Depreciation and intangibles amortization		2,542	2,509		3,307	[4]	1,863	[4]
Amortization of issuance costs		323	730		925	[4]	547	[4]
Change in fair value of warrant liability			(384)	[2]	(528)	[3]	(3,392)	[3]
Provision for credit losses	[4]				279
Other recognized losses (gains)		31			5	[4]	78	[4]
Stock-based compensation expense		2,680	3,110		4,271	[4]	9,323	[4]
Stock-based compensation expense for services		21	282		284	[4]	2,350	[4]
Changes in operating assets and liabilities
Accounts receivable		2	11		(52)	[4]	(13)	[4]
Inventories		(168)			(70)	[4]		[4]
Prepaid expenses and other current assets		(115)	(110)		(110)	[4]	(145)	[4]
Other non-current assets		(571)	89		153	[4]	(1,214)	[4]
Accounts payable		(539)	259		596	[4]	219	[4]
Deferred revenue		48	12
Accrued expenses and other current liabilities		155	939		110	[4]	(319)	[4]
Other long-term liabilities		457	(400)		(463)	[4]	1,303	[4]
Net cash used in operating activities		(12,439)	(13,348)		(18,315)	[4]	(15,378)	[4]
Cash flows from investing activities:
Purchase of property and equipment		(3,170)	(2,165)		(2,112)	[4]	(870)	[4]
Loans receivable			(500)		(500)	[4]		[4]
Net cash used for QPhoton, Inc. merger	[4]						(1,356)
Net cash used in investing activities		(3,170)	(2,665)		(2,612)	[4]	(2,226)	[4]
Cash flows from financing activities:
Proceeds raised from financial liabilities, net of issuance costs		6,995				[4]	6,960	[4]
Payments of financial liabilities, net of interest		(2,063)	(4,030)		(6,187)	[4]		[4]
Series A Preferred stock dividend payments		(215)	(650)		(865)	[4]	(787)	[4]
Repurchase of Series A preferred stock		(2,732)
Proceeds from stock issuance related to ATM facility		14,629	22,764		24,730	[4]		[4]
Net cash provided by financing activities		16,614	18,084		17,678	[4]	6,173	[4]
Net increase in cash		1,005	2,071		(3,249)	[4]	(11,431)	[4]
Cash and cash equivalents, beginning of period	[4]	2,059	5,308		5,308	[1]	16,739
Cash and cash equivalents, end of period		3,064	7,379		2,059	[4]	5,308	[1],[4]
Supplemental disclosures of Cash flow information:
Cash paid for interest		31	720		813	[4]		[4]
Non-cash investing and financing activities:
Reclassification of Series A preferred stock to mezzanine equity		8,195
Valuation of derivative associated with convertible financial liability		$ 666
Non-cash operating activities
Non-cash issuance of shares for services	[4]				2,651		502
Non-cash financing activities
Common stock, preferred stock and warrants issued in connection with QPhoton Merger	[4]						$ 71,050

[1]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statement of cash flows for the nine months ended September 30, 2023.
[2]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2023.
[3]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.
[4]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.